Event Subsequent to Original Issuance of Financial Statements (Details)	1 Months Ended		12 Months Ended
	Nov. 24, 2021 USD ($) $ / shares shares	Nov. 24, 2021 USD ($) kr / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 SEK (kr) kr / shares shares	Nov. 24, 2021 DKK (kr) shares	Dec. 31, 2020 SEK (kr) shares
TO3 Warrants [Member]
Event Subsequent to Original Issuance of Financial Statements (Details) [Line Items]
Company’s outstanding warrants (in Shares)			145,003,680			145,003,680
warrant term | (per share)			$ 0.2	kr 1.7
Shares increases (in Kronor per share) | kr / shares				kr 2
Number of common share (in Shares)			13,719,266			13,719,266
Number of outstanding warrants, percentage			9.50%	9.50%
Warrants subscribed (in Shares)			13,719,266	13,719,266
Subscription price (in Kronor per share) | kr / shares				kr 1.7
Exercise of warrants value			$ 2,700,000	kr 23,300,000
Issuing costs			$ 162,000			kr 1,400,000
TO2 Warrants [Member]
Event Subsequent to Original Issuance of Financial Statements (Details) [Line Items]
Number of common share (in Shares)			8,820			8,820
Number of outstanding warrants, percentage			0.02%	0.02%
Warrants subscribed (in Shares)			8,820	8,820
Subscription price (in Kronor per share) | kr / shares				kr 6
Exercise of warrants value			$ 6,000	kr 53,000
Warrant Grants [Member]
Event Subsequent to Original Issuance of Financial Statements (Details) [Line Items]
Company’s outstanding warrants (in Shares)	51,292,653	51,292,653			51,292,653
Number of common share (in Shares)	1	1			1
Warrant term	5 years
Grant 1 [Member]
Event Subsequent to Original Issuance of Financial Statements (Details) [Line Items]
Exercise of warrants value | $	$ 38,807,413
Exercise price | (per share)	$ 0.1	kr 0.945
Aggregate fair value	$ 5,143,821	kr 5,143,821			kr 34,172,459
Grant 2 [Member]
Event Subsequent to Original Issuance of Financial Statements (Details) [Line Items]
Exercise of warrants value | $	$ 7,801,262
Exercise price | (per share)	$ 0.17	kr 1.592
Aggregate fair value	$ 1,034,037	kr 1,034,037			6,869,520
Grant 3 [Member]
Event Subsequent to Original Issuance of Financial Statements (Details) [Line Items]
Exercise of warrants value | $	$ 4,683,978
Exercise price | (per share)	$ 0.2	kr 1.85
Aggregate fair value	$ 620,849	kr 620,849			kr 4,124,548